Loss per Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss per Shares
(Loss) attributable to equity holders of the Company	$ (173,308)	$ (28,859)
Weighted average number of shares	3,375,918	3,312,029
Basic (loss) per share	$ (0.05)	$ (0.01)